Average Annual Total Returns - Service Shares - Janus Henderson Mid Cap Value Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	(1.21%)	8.36%	7.75%	9.44%	Dec. 31, 2002	4.96%	9.73%	10.49%	10.84%